Oberweis Micro-Cap Fund (Prospectus Summary) | Oberweis Micro-Cap Fund
OBERWEIS MICRO-CAP FUND
INVESTMENT OBJECTIVE
The Oberweis Micro-Cap Fund's investment objective is to maximize capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees(Fees paid directly from your investments)
Shareholder Fees - -	Investor Class	Institutional Class
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	1.00%	1.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	1.00%	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - -	Investor Class	Institutional Class
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.40%	0.40%	[1]
Total Annual Fund Operating Expenses	1.65%	1.40%
[1]	'Other Expenses' are estimated because the Institutional Class shares commenced operations on May 1, 2017.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - - - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	168	520	897	1,955
Institutional Class	143	443	766	1,680

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of very small companies which, at the time of purchase, have a market capitalization of less than or equal to $600 million or are within the range of companies represented in the Russell Micro-Cap Growth Index, whichever is greater and meet the Oberweis Aperture investment criteria described below. As of March 31, 2017, the market capitalization range of the Russell Micro-Cap Growth Index was $11.6 million to $1.7 billion. The Fund invests principally in the common stocks of companies that the Fund's investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in up-and-coming companies which OAM believes have the potential for increasing profitability and accelerating growth. To identify these companies, OAM relies on an eight-stage stock selection filter based on key investment traits. Taken together, these eight criteria define the Oberweis Aperture.

The Oberweis Aperture allows OAM to discern those companies that it believes are experiencing superior growth and have the potential to continue doing so. OAM also believes that the Aperture helps it to buy these companies at reasonably attractive prices - valuations that do not yet fully reflect their earnings potential. OAM believes that the Aperture strategy, in short, deepens its insight and brings sharper focus to its stock selection process. In addition, OAM believes this approach can help it fine-tune the Fund's exposure to better manage the risks associated with investing in smaller-cap stocks.

Strong Revenue Growth

The Fund invests in companies with either rapid revenue growth or revenue growth that OAM believes will significantly exceed analysts' estimates.

Strong Earnings Growth

The Fund invests in companies that OAM believes will grow profits much faster than analysts expect.

Sustainability

The Fund invests in sustainable businesses with a strong competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, OAM looks for a high barrier to competitive entry.

Operating Leverage

The Fund invests in profitable and scalable business models, which tend to generate rising net profits margins as revenue growth accelerates.

Valuation

The Fund invests in businesses that OAM believes are significantly undervalued based on prices/earning to growth ratio calculations using OAM's earnings estimates and growth forecasts.

Timely Catalyst

OAM looks for a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that analyst expectations are too low.

Inflection Point of Change

OAM looks for businesses at the inflection point of change - often from a new product, a new management team or a regulatory change - as OAM believes these changes can drive unexpected or underestimated growth. The Fund invests in firms with significant gaps between OAM's forecasts and analyst expectations.

Limited Analyst Coverage

OAM looks for small- and mid-cap firms not widely followed by other analysts to maximize the chances of finding misunderstood situations.

OAM considers these eight factors as guidelines for evaluating the many companies it reviews to identify those companies that have the potential for above-average long-term growth. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.

PRINCIPAL RISKS

The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small companies with high growth potential, can be volatile. The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Micro-Cap Risk

Small-sized company risk is intensified for the Fund. The prices of micro-cap companies are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Investment Style Risk

There is no assurance that the common stocks of companies selected using the “Oberweis Aperture” investment criteria will achieve long-term growth in market value.

Portfolio Turnover Risk

In the past, the Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund's Investor Class shares has varied over time. No Institutional Class share performance data is provided because the Institutional Class has no operating history. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

BEST QUARTER WORST QUARTER 2Q 2009 30.06% 4Q 2008 -27.78%

The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”).

Average Annual Total Returns (for the Periods Ended December 31, 2016)
Average Annual Total Returns - -	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	24.60%	16.97%	6.22%
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	24.59%	16.39%	5.68%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.94%	13.66%	4.94%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.74%	7.76%
Russell Microcap Growth Index	Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)	6.86%	13.53%	5.31%